Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2024	2023	2022
Current tax provision
Federal	$2,247	$1,102	$733
State	58	19	13
Deferred tax expense (benefit)
Federal	(70)	(120)	(529)
State	(2)	0	(17)
Total income tax provision	$2,233	$1,001	$200

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2024		2023		2022
($ in millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$10,713		$4,904		$922
Tax at statutory federal rate	$2,250	21%	$1,030	21%	$194	21%
Tax effect of:
State income taxes, net of federal taxes	44	0	15	0	(3)	0
Stock-based compensation	(34)	0	(22)	(1)	(18)	(2)
Tax-deductible dividends	(18)	0	(5)	0	(2)	0
Nondeductible compensation expense	10	0	10	0	11	1
Tax-preferenced investment income	(10)	0	(10)	0	(13)	(1)
Tax credits	(7)	0	(17)	0	(15)	(2)
Goodwill impairment[1]	0	0	0	0	47	5
Other items, net	(2)	0	0	0	(1)	0
Total income tax provision	$2,233	21%	$1,001	20%	$200	22%
[1] The ARX Holding Corp. acquisition did not create goodwill for income tax purposes. As a result, the impairment was not deductible for income tax purposes.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2024	2023
Federal deferred income tax assets:
Unearned premiums reserve	$991	$836
Net unrealized losses on fixed-maturity securities	376	427
Loss and loss adjustment expense reserves	342	293
Non-deductible accruals	274	238
Software development costs	89	66
Operating lease liabilities	41	37
Hedges on forecasted transactions	4	4
Other	27	13
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(588)	(451)
Deferred acquisition costs	(412)	(354)
Property and equipment	(85)	(88)
Operating lease assets	(41)	(37)
Investment basis differences	(22)	0
Prepaid expenses	(10)	(6)
Loss and loss adjustment expense reserve transition adjustment	(8)	(16)
Other	(24)	(26)
Net federal deferred income taxes	954	936
State deferred income tax assets[1]	42	40
Total	$996	$976
[1] State deferred tax assets are recorded in other assets on our consolidated balance sheets.